Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Registrant Name	dei_EntityRegistrantName	iShares MSCI Russia Capped ETF, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001492195
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2014
Prospectus Date	rr_ProspectusDate	Dec. 30, 2014